Consolidated Balance Sheets (Parentheticals)	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized	1,000,000,000,000	1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued	62,443,750	62,443,750	60,000,000
Ordinary shares, shares outstanding	62,443,750	62,443,750	60,000,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized	900,000,000,000	900,000,000,000	900,000,000,000
Ordinary shares, shares issued	45,633,750	45,633,750	40,000,000
Ordinary shares, shares outstanding	45,633,750	45,633,750	40,000,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized	100,000,000,000	100,000,000,000	100,000,000,000
Ordinary shares, shares issued	16,810,000	16,810,000	20,000,000
Ordinary shares, shares outstanding	16,810,000	16,810,000	20,000,000